Income tax and deferred taxes - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 23,340	$ 10,059
Chile
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	16,087	10,059
Foreign
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 7,253	$ 0